Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Bank's Provisions
The following table summarizes the Bank’s provisions recorded in other liabilities.

Provisions
(millions of Canadian dollars)	Restructuring	Litigation and Other	Total
Balance as at November 1, 2022	$7	$382	$389
Additions	363	1,928	2,291
Amounts used	(174)	(171)	(345)
Release of unused amounts	–	(78)	(78)

Foreign currency translation adjustments and other	(4)	119	115

Balance as at October 31, 2023, before allowance for credit losses for off-balance sheet instruments	$192	$2,180	$2,372

Add: Allowance for credit losses for off-balance sheet instruments 1			1,049
Balance as at October 31, 2023			$3,421

1	Refer to Note 8 for further details.

Summary of Credit Instruments
The values of credit instruments reported as follows represent the maximum amount of additional credit that the Bank could be obligated to extend should contracts be fully utilized.

Credit Instruments
(millions of Canadian dollars)	As at
	October 31 2023	October 31 2022
Financial and performance standby letters of credit	$39,310	$35,675
Documentary and commercial letters of credit	167	193
Commitments to extend credit 1
Original term-to-maturity of one year or less	69,686	56,700

Original term-to-maturity of more than one year	230,565	199,588
Total	$339,728	$292,156

1	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged
Details of assets pledged against liabilities and collateral assets held or repledge
d are s
hown in the following table:

Sources and Uses of Pledged Assets and Collateral
(millions of Canadian dollars)		As at
	October 31 2023	October 31 2022
Sources of pledged assets and collateral
Bank assets
Interest-bearing deposits with banks	$6,166	$8,916
Loans	130,829	95,961
Securities	219,282	107,916

Other assets	696	1,032

	356,973	213,825
Third-party assets 1
Collateral received and available for sale or repledging	432,212	369,414

Less: Collateral not repledged	(130,472)	(95,029)

	301,740	274,385

	658,713	488,210
Uses of pledged assets and collateral 2
Derivatives	14,696	19,815
Obligations related to securities sold under repurchase agreements	192,394	153,069
Securities borrowing and lending	119,077	131,068
Obligations related to securities sold short	39,439	41,555
Securitization	29,135	28,278
Covered bond	55,719	36,425
Clearing systems, payment systems, and depositories	11,863	11,201
Foreign governments and central banks	109,878	934

Other	86,512	65,865
Total	$658,713	$488,210

1	Includes collateral received from reverse repurchase agreements, securities borrowing, margin loans, and other client activity.
2	Includes $52.3 billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2023 (October 31, 2022 – $56.1 billion).